CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2024	2025

Accounts receivable	3,048,182	2,492,387
Less: allowance for credit losses	(26,226)	(25,029)

Accounts receivable, net	3,021,956	2,467,358

Schedule of allowance for credit losses

	Years ended December 31,
	2023	2024	2025

Balance at the beginning of the year	20,728	39,221	26,226
Allowance made (reversal of allowance) during the year	18,294	(13,173)	(989)
Foreign exchange impact	199	178	(208)

Balance at the end of the year	39,221	26,226	25,029

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1,2025	141,844
Increase	23,971

Closing balance as of December 31, 2025	165,815

Schedule of remaining performance obligations

Revenue expected to be recognized	RMB

Within 1 year	1,206,233
After 1 year but within 2 years	867,017
After 2 years but within 3 years	498,930
After 3 years but within 4 years	391,759
After 4 years but within 5 years	323,025
After 5 years	471,069

Total	3,758,033